Fees and Expenses	Jul. 31, 2026
Pear Tree Polaris Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table and Expenses of Small Cap Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Small Cap Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	0.80%	0.80%		0.80%
Distribution (12b-1) Fees	0.25%	None		None
Other Expenses	0.30%	0.29%		0.14%
Total Annual Fund Operating Expenses	1.35%	1.09%		0.94%
Fee Waiver and/or Expense Reimbursement	—	0.12	%(1)(2)	0.00	%(2)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	—	0.97	%(1)(2)	0.94	%(2)
(1)The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2027 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Small Cap Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares and R6 Shares. The Manager does not have a right to recoup from Small Cap Fund amounts that it has waived under that agreement.
(2)The Manager has contractually agreed until July 31, 2027 to reimburse such portion of the expenses of Small Cap Fund attributable to each of Institutional Shares and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of Small Cap Fund’s net assets attributable to Institutional Shares, and 0.96 percent of Small Cap Fund’s net assets attributable to R6 Shares, respectively. The aggregate expenses of Small Cap Fund with respect to Ordinary Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Small Cap Fund amounts that it has waived or reimbursed under that agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Small Cap Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver agreement currently in effect expires July 31, 2027; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
Ordinary Shares	$137	$428	$739	$1,624
Institutional Shares	$ 99	$335	$589	$1,318
R6 Shares	$ 96	$300	$520	$1,155

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Fund’s performance. During the most recent fiscal year, Small Cap Fund’s portfolio turnover rate was 37 percent of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Pear Tree Quality Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table and Expenses of Quality Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Quality Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	1.00%	1.00%		1.00%
Distribution (12b-1) Fees	0.25%	None		None
Other Expenses	0.27%	0.27%		0.12%
Total Annual Fund Operating Expenses	1.52%	1.27%		1.12%
Fee Waiver and/or Expense Reimbursement(1)	0.40%	0.52	%(2)(3)	0.48	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(1)	1.12%	0.75	%(2)(3)	0.64	%(3)
(1)The Manager has contractually agreed until July 31, 2027 >to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Quality Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager to Quality Fund would be calculated using (a) an annual rate of 0.75 percent for the first $125 million of Quality Fund’s net assets, and (b) an annual rate of 0.50 percent for Quality Fund’s net assets in excess of $125 million. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Quality Fund amounts that it has waived under that agreement.
(2)The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2027 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Quality Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Quality Fund amounts that it has waived under that agreement.
(3)The Manager has contractually agreed until July 31, 2027 to reimburse such portion of the expenses of Quality Fund attributable to each of Institutional Shares and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.79 percent of Quality Fund’s net assets attributable to Institutional Shares, and 0.64 percent of Quality Fund’s net assets attributable to R6 Shares, respectively. The aggregate expenses of Quality Fund with respect to Ordinary Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Quality Fund amounts that it has waived or reimbursed under that agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Quality Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2027; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
Ordinary Shares	$114	$441	$791	$1,778
Institutional Shares	$ 77	$351	$647	$1,488
R6 Shares	$ 65	$308	$570	$1,320

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

Quality Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Quality Fund’s performance. During the most recent fiscal year, Quality Fund’s portfolio turnover rate was 53 percent of the average value of its portfolio.

Portfolio Turnover, Rate	53.00%
Pear Tree Essex Environmental Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table and Expenses of Environmental Opportunities Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Environmental Opportunities Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	0.90%	0.90%		0.90%
Distribution (12b-1) Fees	0.25%	None		None
Other Expenses	0.49%	0.48%		0.34%
Total Annual Fund Operating Expenses	1.64%	1.38%		1.24%
Fee Waiver and/or Expense Reimbursement (2)	0.40%	0.39	%(1)	0.29%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (2)	1.24%	0.99	%(1)	0.95%
(1)The Manager, in its capacity as transfer agent, has contractually agreed until July 31, 2027 to waive such portion of the fees that it would otherwise receive for serving as transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of the net assets of the Fund attributable to Institutional Shares. This fee waiver does not apply to Ordinary Shares or R6 Shares. This fee waiver agreement only may be terminated with the consent of the Trustees. The Manager does not have the right to recoup from Environmental Opportunities Fund amounts that it has waived under that agreement.
(2)The Manager has contractually agreed until July 31, 2027 to reimburse such portion of the expenses of the Fund such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to Ordinary Shares, Institutional Shares and R6 Shares, excluding AFFE and extraordinary expenses, is not greater than 1.24 percent of the Fund’s net assets attributable to Ordinary Shares, 0.99 percent of the Fund’s net assets attributable to Institutional Shares, and 0.95 percent of the Fund’s net assets attributable to R6 Shares. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Environmental Opportunities Fund amounts that it has waived or reimbursed under that agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in Environmental Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Environmental Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Environmental Opportunities Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2027; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
Ordinary Shares	$126	$478	$854	$1,910
Institutional Shares	$101	$399	$718	$1,624
R6 Shares	$ 97	$365	$653	$1,474

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

Environmental Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Environmental Opportunities Fund’s performance. During the most recent fiscal year, Environmental Opportunities Fund’s portfolio turnover rate was 56 percent of the average value of its portfolio.

Portfolio Turnover, Rate	56.00%
Pear Tree Polaris Foreign Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table and Expenses of Foreign Value Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Foreign Value Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	1.00%	1.00%		1.00%
Distribution (12b-1) Fees	0.25%	None		None
Other Expenses	0.30%	0.30%		0.15%
Total Annual Fund Operating Expenses	1.55%	1.30%		1.15%
Fee Waiver and/or Expense Reimbursement (1)	0.10%	0.22	% (2)	0.21	% (3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (1)	1.45%	1.08	% (2)	0.94	% (3)
(1)The Manager has contractually agreed until July 31, 2027 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.
(2)The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2027 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.
(3)The Manager has contractually agreed until July 31, 2027 to reimburse such portion of the expenses of Foreign Value Fund attributable to R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.94 percent of Foreign Value Fund’s net assets attributable to R6 Shares. This expense reimbursement agreement does not permit the Manager to recoup any amounts reimbursed by the Manager, and it only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Fund amounts that it has waived under that agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5 percent return each year and that Foreign Value Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2027; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
Ordinary Shares	$148	$480	$835	$1,837
Institutional Shares	$110	$390	$692	$1,548
R6 Shares	$96	$345	$613	$1,379

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

Foreign Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Fund’s performance. During the most recent fiscal year, Foreign Value Fund’s portfolio turnover rate was 29 percent of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Pear Tree Polaris Foreign Value Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table and Expenses of Foreign Value Small Cap Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Foreign Value Small Cap Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	1.00%	1.00%		1.00%
Distribution (12b-1) Fees	0.25%	None		None
Other Expenses	0.29%	0.29%		0.13%
Total Annual Fund Operating Expenses	1.54%	1.29%		1.13%
Fee Waiver and/or Expense Reimbursement (1)	0.10%	0.22	% (2)	0.10%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (1)	1.44%	1.07	% (2)	1.03%
(1)The Manager has contractually agreed until July 31, 2027 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Small Cap Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Foreign Value Small Cap Fund amounts that it has waived under that agreement.
(2)The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2027 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Small Cap Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have a right to recoup from Foreign Value Small Cap Fund amounts that it has waived under that agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in Foreign Value Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Foreign Value Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Foreign Value Small Cap Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2027; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
Ordinary Shares	$147	$477	$830	$1,826
Institutional Shares	$109	$387	$686	$1,537
R6 Shares	$105	$349	$613	$1,366

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

Foreign Value Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Small Cap Fund’s performance. During the most recent fiscal year, Foreign Value Small Cap Fund’s portfolio turnover rate was 27 percent of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Pear Tree Polaris International Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table and Expenses of International Opportunities Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of International Opportunities Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Ordinary Shares	Institutional Shares	R6 Shares
Management Fees	0.90%	0.90%		0.90%
Distribution (12b-1) Fees	0.25%	None		None
Other Expenses	0.39%	0.39%		0.24%
Total Annual Fund Operating Expenses	1.54%	1.29%		1.14%
Fee Waiver and/or Expense Reimbursement (1)	0.10%	0.30	% (2)(3)	0.18	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.44%	0.99	% (2)(3)	0.96	% (3)
(1)The Manager has contractually agreed until July 31, 2027 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities Fund would be calculated using an annual rate of 0.80 percent of International Opportunities Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has waived under that agreement.
(2)The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2027 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of International Opportunities Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have the right to recoup from International Opportunities Fund amounts that it has waived under that agreement.
(3)The Manager has contractually agreed until July 31, 2027 to reimburse such portion of the expenses of International Opportunities Fund attributable to each of Institutional Shares and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares, and 0.96 percent of International Opportunities Fund’s net assets attributable to R6 Shares, respectively. The aggregate expenses of International Opportunities Fund with respect to Ordinary Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has waived or reimbursed under that agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in International Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in International Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that International Opportunities Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver agreement currently in effect expires July 31, 2027; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
Ordinary Shares	$147	$477	$830	$1,826
Institutional Shares	$101	$379	$679	$1,530
R6 Shares	$ 98	$344	$610	$1,370

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

International Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Opportunities Fund’s performance.

During the most recent fiscal year, International Opportunities Fund’s portfolio turnover rate was 46 percent of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%